Unaudited Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 19,583	$ 10,902	$ 8,216
General and administrative	6,251	5,666	2,647
Total operating expenses	25,834	16,568	10,863
Operating loss	(25,834)	(16,568)	(10,863)
Finance income	2,039	216	65
Finance expenses	(915)	(223)	(1,222)
Net loss before tax	(24,710)	(16,575)	(12,020)
Income tax benefit	178	1,557	825
Net loss for the year	(24,532)	(15,018)	(11,195)
Net loss attributable to shareholders of Evaxion Biotech A/S	(24,532)	(15,018)	(11,195)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods: (net of tax)
Exchange differences on translation of foreign operations	(83)	(18)
Exchange rate adjustments of investments in subsidiaries	93
Tax on other comprehensive income, income/(expense)	(5)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods: (net of tax)
Exchange differences on currency translation to presentation currency	(1,547)	412	2
Other comprehensive loss for the period, net of tax	(1,542)	394	2
Total comprehensive loss	(26,074)	(14,624)	(11,193)
Total comprehensive loss attributable to shareholders of Evaxion Biotech A/S	$ (26,074)	$ (14,624)	$ (11,193)
Basic earnings (loss) per share	$ (1.26)	$ (0.97)	$ (0.81)
Diluted earnings (loss) per share	$ (1.12)	$ (0.97)	$ (0.81)